March 28, 2014
VIA EDGAR
The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:	Guaranteed Term Options Nationwide Life Insurance Company SEC File No. 333-133163 CIK 0000205695
Ms. Naseem Nixon:
On behalf of the registrant, please accept this filing of Post-Effective Amendment No. 17 to the Registration Statement on Form S-1 for the offering of guaranteed term options (GTOs) with a market value adjustment feature.
The purpose of this filing is to update all financial information as required by Form S-1. Other changes have also been made with the intent of clarifying the disclosure. These changes are noted in the electronic redlined copies. The materiality of the disclosure changes is consistent with the materiality of changes that would be filed pursuant to Rule 485(b).
We respectfully request an effective date of May 1, 2014. Please call me at (614) 677-6123 with your questions or comments.
Sincerely,
/s/ Ben Mischnick
Ben Mischnick
Assistant General Counsel
Nationwide Life Insurance Company